UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100,	Fairway, KS	66205
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.
Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2026

Date of reporting period: 03/31/2026

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended March 31, 2026 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

(MCGXX)

March 31, 2026 (Unaudited)

This semi-annual report to shareholders contains important information of the M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”), for the six months ended March 31, 2026. You can find the Fund’s prospectus, statement of additional information and other information at https://m3sixtyfunds.com/u-s-government-mmf/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund Shares	$57	1.14%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$37,547	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	2	Portfolio Turnover Rate	0%

What did the Fund invest in?

Holdings (as a % of Net Assets)
U.S. Treasury Bill, 3.31%, 04/14/2026	79.80%	Goldman Sachs Financial Square Fund	11.30%

Sector Allocation (as a % of Portfolio)
Government	87.60%	Cash and Cash Equivalents	12.40%

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://m3sixtyfunds.com/u-s-government-mmf/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the

Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies:

    M3Sixty Onchain U.S. Government Money Market Fund

(Ticker Symbol: MCGXX)

A series of the

360 Funds

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

March 31, 2026

Investment Adviser:

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the Fund. Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

	Principal Amount	Value
GOVERNMENT BOND - 79.80%
United States Treasury Bill, 3.310%, 4/14/2026 (a)	$30,000	$29,961

TOTAL GOVERNMENT BOND (Cost $29,961)		29,961

	Shares
MONEY MARKET FUND - 11.30%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 3.540% (b)	4,243	4,243

TOTAL MONEY MARKET FUND (Cost $4,243)		4,243

INVESTMENTS AT VALUE (Cost $34,204) - 91.10%		$34,204

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 8.90%		3,343

NET ASSETS - 100.00%		$37,547

The Fund is subject to Rule 2a-7 under the Investment Company Act of 1940, which requires that the Fund’s weighted average maturity (“WAM”) not exceed 60 days and weighted average life (“WAL”) not exceed 120 days. As of March 31, 2026, the Fund was in compliance with these requirements.

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the annualized yield at March 31, 2026.
(b)	Rate shown represents the 7-day effective yield at March 31, 2026, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at cost	$34,204
Investments, at value	$34,204
Due from Adviser	26,767
Receivables:
Interest	18
Prepaid expenses	1,263
Total assets	62,252

Liabilities:
Payables:
Due to administrator	14,667
Accrued Audit fees	4,488
Accrued Trustee fees	2,384
Accrued expenses	3,166
Total liabilities	24,705
Commitments and contingencies (a)	—
Net Assets	$37,547

Sources of Net Assets:
Paid-in beneficial interest	$37,547
Total distributable earnings	—
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$37,547

Fund Shares:
Net assets	$37,547
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	37,547
Net Asset Value, Offering and Redemption Price Per Share	$1.00

(a)	See Note 8 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
SEMI-ANNUAL REPORT

For the Six Months Ended March 31, 2026
(Unaudited)
Investment income:
Interest	$2,489
Total investment income	2,489

Expenses:
Advisory fees (Note 5)	336
Accounting and transfer agent fees and expenses (Note 5)	41,270
Trustee fees and expenses	8,256
Legal fees	7,884
Reports to shareholders	6,544
Audit fees	4,488
Compliance officer fees	4,143
Miscellaneous	1,832
Custodian fees	1,767
Registration and filing fees	331
Non-12b-1 shareholder servicing expense	235
Insurance	63
Total expenses	77,149
Less: fees waived and expenses reimbursed (Note 5)	(76,390)
Net expenses	759

Net investment income	1,730

Realized and unrealized gain:
Net realized gain on:
Investments	1
Net realized gain on investments	1

Net change in unrealized appreciation on:
Investments	—
Net change in unrealized appreciation	—

Net realized and unrealized gain on investments	1

Net increase in net assets resulting from operations	$1,731

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
SEMI-ANNUAL REPORT

	For the Six Months Ended March 31, 2026	For the Period Ended September 30, 2025(a)
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,730	$2,617
Net realized gain on investments	1	—
Net change in unrealized appreciation on investments	—	—
Net increase in net assets resulting from operations	1,731	2,617

Distributions to shareholders from:
Distributable earnings	(1,731)	(2,617)
Total distributions	(1,731)	(2,617)

Beneficial interest transactions (Note 3):
Increase (decrease) in net assets from beneficial interest transactions	(525,070)	562,617

Increase (decrease) in net assets	(525,070)	562,617

Net Assets:
Beginning of period	562,617	—

End of period	$37,547	$562,617

(a)	The M3Sixty Onchain U.S. Government Money Market Fund commenced operations on October 22, 2024.

The accompanying notes are an integral part of these financial statements.

M3SIXTY ONCHAIN U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the periods indicated.

	For the Six Months Ended March 31, 2026		For the Period Ended September 30, 2025 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00		$1.00

Investment Operations:
Net investment income (b)	0.01		0.03
Total from investment operations	0.01		0.03

Distributions:
From net investment income	(0.01)		(0.03)
Total distributions	(0.01)		(0.03)

Net Asset Value, End of Period	$1.00		$1.00

Total Return (c)	1.38	%(d)	3.17	%(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$38		$563

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	115.75	%(e)	162.67	%(e)
After fees waived and expenses absorbed	1.14	%(e)	1.13	%(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(112.02	)%(e)	(158.28	)%(e)
After fees waived and expenses absorbed	2.60	%(e)	3.25	%(e)

Portfolio turnover rate	0	%(d)	0	%(d)

(a)	The M3Sixty Onchain U.S. Government Money Market Fund commenced opertations on October 22, 2024.
(b)	Net investment income per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The M3Sixty Onchain U.S. Government Money Market Fund (the “Fund”) is a series of 360 Funds (the “Trust”), which was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund, and its investment objective is to provide investors with a high level of current income consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (“NAV”) per share.

The Fund commenced operations on October 22, 2024.

The Fund offers one class of shares.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Investments in Money Market Companies - The Fund invests at least 99.5% of its total assets in U.S. Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States under authority granted by the U.S. Congress; or any certificate of deposit for any of the preceding. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks, and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to operate as a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. The Fund will give shareholders at least 60 days’ advance notice of any change to the 99.5% policy.

c)            Amortized Cost – The Fund uses the amortized cost valuation method to seek to maintain a stable $1.00 share price and does not intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Fund’s Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future after providing prior notice to shareholders.

d)            Eligible Securities – The Fund invests in U.S. government securities, which may include fixed, floating, and variable rate securities as well as repurchase agreements, which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed-upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates. The Fund only buys securities that at the time of acquisition are “eligible securities,” as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation). The Fund invests only in U.S. dollar-denominated securities.

e)            Crypto or Digital Assets – The Fund does not invest in cryptocurrency, digital assets, or blockchain-based securities. The term “Onchain” in the Fund’s name refers to the Fund’s use of blockchain technology for certain shareholder servicing and recordkeeping functions, including the use of distributed ledger technology by the Fund’s sub-transfer agent, CERES Coin, LLC, and does not indicate that the Fund invests in crypto-assets or employs blockchain-based investment strategies. The Fund is a traditional government money market fund that invests exclusively in U.S. Treasury securities and other instruments backed by the full faith and credit of the U.S. government, as required by Rule 2a-7 under the 1940 Act.

f)             Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six months ended March 31, 2026 and for all other open tax years (period ended September 30, 2025), the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next 12 months.

g)            Distributions to Shareholders – The Fund intends to declare income dividends from its net investment income each day that its net asset value is calculated and reinvest them monthly. Capital gain distributions, if any, will be paid annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the six months ended March 31, 2026.

h)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)             Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Chief Investment Officer of the Fund has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

j)              Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the amortized cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated authority to M3Sixty Capital, LLC (the “Adviser”) to apply those guidelines in determining fair value prices, subject to review by the Board.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2026.

Financial Instruments - Assets		Level 2
Security Classification (1)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Government Bonds	$—	$29,961	$29,961
Short-Term Investment	4,243	—	4,243
Totals	$4,243	$29,961	$34,204

(1)       As of and during the six months ended March 31, 2026, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

During the six months ended March 31, 2026, no securities were valued using alternative procedures approved by the Board.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee’s fair value determinations and has assigned the Adviser as the Fund’s Valuation Designee.

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the six months ended March 31, 2026 were as follows:

	Sold	Redeemed	Reinvested	Net Decrease
Shares	200,355	(727,156)	1,731	(525,070)
Value	$200,355	$(727,156)	$1,731	$(525,070)

Transactions in shares of beneficial interest for the Fund for the period ended September 30, 2025 were as follows

	Sold	Redeemed	Reinvested	Net Increase
Shares	560,000	0	2,617	562,617
Value	$560,000	$0	$2,617	$562,617

4.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, there were no purchases or sales of investment securities (excluding short-term investments) made by the Fund.

The cost of purchases and proceeds from sales of U.S. Government securities during the six months ended March 31, 2026, were $616,826 and $1,147,548, respectively.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.50% of the Fund’s net assets.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through December 31, 2027, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, sub-transfer agency fees and other shareholder service fees, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 0.78% of each share class’s average daily net assets attributable to the investor. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board on 60 days’ written notice to the Fund’s Adviser. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the six months ended March 31, 2026, as well as amounts due to (from) the Adviser at March 31, 2026.

Advisory fees earned	$336
Fees waived and reimbursed	(76,390)
Payable to (Due from) Adviser	(26,767)

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are $206,291, of which $129,901 can be repaid no later than September 30, 2028 and $76,390 can be repaid no later than September 30, 2029. For the six months ended March 31, 2026, the Fund incurred shareholder service fees of $235 which are excluded from the 0.78% expense limitation. After including all expenses (both those subject to the limitation and those excluded), the Fund’s net expense ratio was 1.14% (annualized) as shown in the Financial Highlights.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), an affiliate of the Adviser. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of shareholder meetings; (i) monitoring the Fund’s compliance; and (j) maintaining shareholder account records.

For the six months ended March 31, 2026, M3Sixty earned $41,270, including out of pocket expenses, pursuant to the ICSA.

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the six months ended March 31, 2026, M3Sixty earned $4,143 of fees pursuant to the CCO Agreement.

Certain officers and a Trustee of the Fund are also employees of M3Sixty and the Adviser.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“Matrix 360”), an affiliate of the Adviser and M3Sixty. Pursuant to the Distribution Agreement, Matrix 360 provides distribution services to the Fund. Matrix 360 serves as underwriter/distributor of the Fund. During the six months ended March 31, 2026, no commissions were paid to Matrix 360.

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at March 31, 2026 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$34,204	$—	$—	$—

The Fund paid ordinary income distributions of $1,731 during the six months ended March 31, 2026.

The Fund paid ordinary income distributions of $2,617 during the period ended September 30, 2025.

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year. As of September 30, 2025, the Fund’s most recent fiscal year end, the Fund’s tax basis distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Depreciation	Total Distributable Earnings
$—	$—	$—	$—	$—	$—

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2025, the Fund did not elect to defer any post-October lor post-December losses.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

6.	TAX MATTERS (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of September 30, 2025, the Fund did not have any capital loss carryforwards for federal income tax purposes available to offset future capital gains.

During the period ended September 30, 2025, the Fund utilized no capital loss carryforwards.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. There were no permanent book and tax differences that required reclassifications during the period ended September 30, 2025.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, CERES Coin, LLC held 71.97% of the Fund’s shares and CM Solutions, LLC held 27.86% of the Fund’s shares. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

On April 30, 2026, the Fund declared an ordinary income distribution of $88, which was paid on April 30, 2026.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no other events requiring recognition or disclosure in the financial statements.

M3Sixty Onchain U.S. Government Money Market Fund

SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2026 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the SEC for each month of each fiscal year on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - For the six months ended March 31, 2026, the Fund paid $1,731 of ordinary income distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2027 to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Argent Institutional Trust Company

4343 Easton Commons

Suite 120
Columbus, OH 43219

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with Accountants on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the six months ended March 31, 2026.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Fund are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By:	/s/ Randy Linscott
Randy Linscott
Principal Executive Officer

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Randy Linscott
Randy Linscott
Principal Executive Officer

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ Larry E. Beaver, Jr.
Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer

Date:	June 4, 2026